Average Annual Total Returns - Balanced Portfolio	Balanced Portfolio 1 Yr	Balanced Portfolio 5 Yr	Balanced Portfolio 10 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Bloomberg Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Bloomberg Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Bloomberg Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Yr
Balanced Portfolio Blended Composite Benchmark: Russell 1000® Index (26%), Russell MidCap Index (9%), Russell 2000 Index (3%), MSCI® EAFE Index (9%), MSCI® Emerging Markets Index (2%), Bloomberg Barclays® U.S. Aggregate Bond Index (41%), Bloomberg Barclays® U.S. Corporate High Yield 2% Issuer Capped Bond Index (6%) and BofA Merrill Lynch® US 3-Month Treasury Bill Index (4%)
1 Yr

Balanced Portfolio Blended Composite Benchmark: Russell 1000® Index (26%), Russell MidCap Index (9%), Russell 2000 Index (3%), MSCI® EAFE Index (9%), MSCI® Emerging Markets Index (2%), Bloomberg Barclays® U.S. Aggregate Bond Index (41%), Bloomberg Barclays® U.S. Corporate High Yield 2% Issuer Capped Bond Index (6%) and BofA Merrill Lynch® US 3-Month Treasury Bill Index (4%)
5 Yr

Balanced Portfolio Blended Composite Benchmark: Russell 1000® Index (26%), Russell MidCap Index (9%), Russell 2000 Index (3%), MSCI® EAFE Index (9%), MSCI® Emerging Markets Index (2%), Bloomberg Barclays® U.S. Aggregate Bond Index (41%), Bloomberg Barclays® U.S. Corporate High Yield 2% Issuer Capped Bond Index (6%) and BofA Merrill Lynch® US 3-Month Treasury Bill Index (4%)
10 Yr
													Lipper® Variable Insurance Products (VIP) Mixed Asset Target Allocation Moderate Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Mixed Asset Target Allocation Moderate Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Mixed Asset Target Allocation Moderate Funds Average(reflects deductions for fees and expenses) 10 Yr	Morningstar® US Insurance Fund Allocation - 30% to 50% Equity Average(reflects deductions for fees and expenses) 1 Yr	Morningstar® US Insurance Fund Allocation - 30% to 50% Equity Average(reflects deductions for fees and expenses) 5 Yr	Morningstar® US Insurance Fund Allocation - 30% to 50% Equity Average(reflects deductions for fees and expenses) 10 Yr
Total	12.49%	8.86%	7.30%	18.40%	15.20%	13.87%	7.51%	4.44%	3.84%	13.10%	9.31%	7.96%	10.63%	8.33%	7.49%	8.89%	7.10%	6.24%